Interest bearing debt, Nordea reducing revolving credit facility (Details) $ in Thousands	1 Months Ended	9 Months Ended
	Jun. 30, 2026 USD ($) Borrower	Sep. 30, 2026 USD ($)	Jul. 31, 2025 USD ($)
Credit Facility [Abstract]
Borrowing amount		$ 498,716	$ 308,400
Nordea Reducing Revolving Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount	$ 250,000
Uncommitted accordion available	$ 250,000
Number of borrowers | Borrower	6
Borrowings, subject to quarterly reductions	$ 6,800
Borrowings, subject to quarterly reductions thereafter	3,500
Drawdown per vessel		$ 0
Nordea Reducing Revolving Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Borrowing amount	$ 79,000
Nordea Reducing Revolving Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Interest rate spread	1.35%	1.35% [1]

[1]	$243.2 mill. undrawn as of September 30, 2026